Employee expenses	12 Months Ended
Dec. 31, 2025
Employee expenses [Abstract]
Employee expenses
4. Employee expenses

	Year ended December 31,
	2025	2024	2023
	$’000	$’000	$’000
Salary and related expenses	11,600	10,025	7,219
Social security costs	1,178	840	690
Share based compensation expense	8,504	1,171	2,291
	21,282	12,036	10,200

Information relating to the Share Option Plan is set out in Note 18 “Share-based compensation”. During the year ended December 31, 2025, $0.6 million was recognized as an expense relating to defined contribution pension plans (2024: $0.3 million, 2023: $0.1 million).